Consolidated Statement of Comprehensive Income £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statements [Line Items]
Income for the period	$ 13,435	$ 4,777	$ 2,200
Items that may be reclassified to income in later periods:
Currency translation differences	5,156	703	(7,121)
Unrealised gains/(losses) on securities	593	(214)	(707)
Cash flow hedging (losses)/gains	(552)	(617)	61
Net investment hedging losses		(2,024)
Share of other comprehensive income/(loss) of joint ventures and associates	170	(28)	(40)
Items that may be reclassified to income in later periods:	5,367	(2,180)	(7,807)
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements	604	(3,817)	4,951
Other comprehensive income/(loss) for the period	5,971	(5,997)	(2,856)
Comprehensive income/(loss) for the period	19,406	(1,220)	(656)
Comprehensive income attributable to non-controlling interest	578	154	155
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	18,828	(1,374)	$ (811)
Parent [Member]
Statements [Line Items]
Income for the period	10,951	14,205
Items that are not reclassified to income in later periods:
Comprehensive income/(loss) for the period	$ 10,951	$ 14,205